Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Activities [Abstract]
Net Loss	$ (14,647)	$ (2,372)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and Amortization	6,364	154
Asset Impairment Charges	91	0
Realized gain on sale of digital assets	(3)	0
Digital Currency Issued for Services	229	0
Share-based Payment Arrangement, Noncash Expense	117	0
Preferred shares penalty fee	0	653
Amortization of Debt Issuance Costs and Discounts	0	485
Changes in operating assets and liabilities:
Accounts Receivable	(24)	149
Accounts Payable and Accrued Liabilities	2,952	(120)
Accrued Payroll and Employee Compensation	16	49
Deferred Revenue	(2)	(163)
Other Assets and Liabilities, Net	(10,953)	284
Net Cash Used in Operating Activities	(15,860)	(881)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Deposit for purchase of property and equipment	(9,999)	0
Payments to Acquire Loans Receivable	(2,837)	0
Net Cash Used in Investing Activities, Continuing Operations	(12,836)	0
Financing activities:
Proceeds from Issuance of common shares and warrants, net	0	552
Proceeds from long-term Debt	0	447
Proceeds from Warrant Exercises	0	386
Proceeds from (Repayments of) Lines of Credit	0	(401)
Payments of Ordinary Dividends, Preferred Shares	0	(71)
Net Cash Provided by Financing Activities	0	913
Net (decrease) increase in cash and cash equivalents	(28,696)	32
Cash, Cash Equivalents, Beginning	54,355	461
Cash, Cash Equivalents, Ending	$ 25,659	$ 493